PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PREPAYMENTS AND DEPOSITS, TRADE AND OTHER RECEIVABLES

	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Trade receivables	1,279,587	1,632,602
Less: Provision for expected credit losses	-	-

	1,279,587	1,632,602
Other receivables	11,260	11,260

Trade receivables and other receivables	1,290,847	1,643,862
Prepayments and deposits	5,308,113	4,053,457
Prepayment for project cost	-	592,501

Total	6,598,960	6,289,820
Less: Prepayments and receivables within twelve months shown under current assets	(3,487,828)	(3,933,688)

Prepayments shown under non-current assets	3,111,132	2,356,132

SCHEDULE OF ANALYSIS OF TRADE RECEIVABLES

The following is an aged analysis of trade receivables (net of allowance for credit losses) presented based on the invoice date at the end of the reporting period, which approximates the revenue recognition dates:

	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Up to 30 days	1,279,587	1,632,602